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APPENDIX I.          U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


           Read instructions at end of Form before preparing Form.
                            Please print or type.


1 Name and address of issuer:

   OVERLAND EXPRESS FUNDS, INC.
   111 CENTER STREET
   LITTLE ROCK, AR  72201

2 Name of each series or class of funds for which this notice is filed:

   Asset Allocation Fund Class A
   Asset Allocation Fund Class D
   California Tax-Free Bond Fund Class A
   California Tax-Free Bond Fund Class D
   California Tax-Free Money Market Fund
   Money Market Fund Class A
   Money Market Fund Institutional Class
   Municipal Income Fund Class A
   Municipal Income Fund Class D
   Overland Sweep Fund
   Short-Term Government-Corporate Income Fund
   Short-Term Municipal Income Fund
   Strategic Growth Fund Class A
   Strategic Growth Fund Class D
   U.S. Government Income Fund Class A
   U.S. Government Income Fund Class D
   U.S. Treasury Money Market Fund Class A
   U.S. Treasury Money Market Institutional Class
   Variable Rate Government Fund Class A
   Variable Rate Government Fund Class D


3 Investment Company Act File Number:          811-8275

  Securities Act File Number:                  33-16296

4 Last day of fiscal year for which this notice is filed:    12/31/95

5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of
  the issuer's 24f-2 declaration                                        [ ]

6 Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable (see instruction A,6):


7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    NUMBER OF SHARES             47,989,273

    AMOUNT OF SECURITIES       $263,715,571

8 Number and amount of scurities registered during the fiscal year other
  than pursuant to rule 24f-2:              NONE

9 Number and aggregate sale price of securities sold during the fiscal year:

    NUMBER OF SHARES          8,038,066,464

    SALE PRICE OF SECURITIES $8,140,306,938
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10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     NUMBER OF SHARES             7,990,077,191

     SALES PRICE OF SECURITIES   $7,876,591,367

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     NUMBER OF SHARES                26,899,295

     SALE PRICE OF SECURITIES       $67,656,249

12 Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2 (from Item 10)   $7,876,591,367

   (ii) Aggregate price of shares issued in connection
        with dividends reinvestment plans (from item 11, if
        applicable):                                               67,656,249

   (iii)Aggregate price of shares redeemed or
        repurchased during the fiscal year (if applicable:      7,895,529,966

   (iv) Aggregate price of shares redeemed or
        repurchased and previously applied as a reduction to
        filing fees pursuant to rule 24e-2 (if applicable):           000,000

   (v)  Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2 (line
        (i), plus line (ii), less line (iii), plus line (iv)       48,717,650

   (vi) Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law or           1/29 of 1%
        regulation                                             --------------

   (vii)Fee due line (i) or line (v) multipled by line (vi):   $    16,799.19
                                                               ==============

Instruction:  Issuers should complete lines (ii), (iii),
              (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal
   and Other Procedures (17 CRF 202.3a:                             [X]

   Date of mailing or wire transfer of filing fees
   to the Commission's lockbox depository:                        2/28/96

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                             SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Title)         /s/ ANN M. BONSTEEL
                                   --------------------------------------------
                                    ANN M. BONSTEEL, ASST. SECRETARY
   Date      2/28/96
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 *Please print the name and title of the signing officer below the signature.